ADVANCES TO SUPPLIERS, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Investments in and Advances to Affiliates [Abstract]
Schedule of Advances to Suppliers

Advances to suppliers consisted of the following:

	June 30,	December 31,
	2025	2024
Advances to suppliers	6,004,037	1,639,728
Provision for impairment	(1,762,946)	(1,539,867)
Advances to suppliers, net	$4,241,091	$99,861
Advances to suppliers consisted of the following:
	December 31,	December 31,
	2024	2023
Advances to suppliers	1,639,727	3,512,292
Provision for impairment	(1,539,867)	(3,508,411)
	$99,861	$3,881